Inventories - Summary of Inventories (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Classes of current inventories [abstract]
Consumables and spares	₨ 2,233	$ 26	₨ 1,506
Finished goods	1,875	22
Emission Reduction Certificates Recorded As Government Grants	56	1	183
Total	₨ 4,164	$ 49	₨ 1,689